Cash and Cash Equivalents - Schedule of Balance of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 12,267	$ 15,081	$ 10,872	$ 3,290
Cash on hand [Member]
Schedule of Balance of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,979	2,773
Money market funds [Member]
Schedule of Balance of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	8,919
Short-term bank deposits up to 3 months [Member]
Schedule of Balance of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 369	$ 12,308